Notes Payable	12 Months Ended
Dec. 31, 2022
Notes Payable [Abstract]
Notes Payable
Note 7. Notes Payable
Notes payable consisted of the following on December 31:

($ in thousands)	2022	2021
LMFA notes payable	$968	$—
LMFAO note payable	2,785	—
Maxim note payable	4,167	—
Insurance financing	910	—

Total notes payable	$8,830	$—

LMFA Notes Payable
On September 9, 2022, SeaStar Medical, Inc. entered into a Credit Agreement (“LMFA Note”) with LM Funding America, Inc. (“LMFA”) whereby LMFA agreed to make advances to SeaStar Medical, Inc. of up to $700 for general corporate purposes at an interest rate of 15% per annum. All advances made to SeaStar Medical, Inc. under the LMFA Note and accrued interest were due and payable to LMFA on the maturity date. The maturity date of the loan was the earlier of (a) October 25, 2022, (b) the consummation of the Business Combination, and (c) the termination of the Merger agreement.
On October 28, 2022, SeaStar Medical Holding Corporation and LMFA entered into the First Amendment to Credit Agreement, dated September 9, 2022 between LMFA and SeaStar Medical, Inc. whereby (i) the maturity date of the loan under the LMFA Note was extended to October 30, 2023; (ii) the Company is required to use 5.0% of the gross cash proceeds received from any future debt and equity financing to pay outstanding balance of LMFA Note, provided that such repayment is not required for the first $500 of cash proceeds; (iii) the interest rate of the LMFA Note is reduced from 15% to 7% per annum; and (iv) the default interest rate is reduced from 18% to 15%. Subsequent to December 31, 2022, the maturity date was extended to June 15, 2024 (Note 16). As such, the Company has classified the LMFA Note as long-term in the consolidated balance sheets as of December 31, 2022. The LMFA Note contains customary representations and warranties, affirmative and negative covenants, and events of default. The balance due was $700 as of December 31, 2022. The Company recorded interest expense of $19 for the year ended December 31, 2022.
In addition, on October 28, 2022, the parties entered into a security agreement, pursuant to which SeaStar Medical Holding Corporation granted LMFA a security interest in substantially all of the assets and property of the Company, subject to certain exceptions, as collateral under the amended LMFA Note. In addition, the Company entered into a guaranty, dated October 28, 2022, whereby SeaStar Medical Holding Corporation unconditionally guarantees and promises to pay to LMFA the outstanding principal amount under the LMFA Note.
On November 2, 2022, The Company entered into an additional promissory note in the amount of $268 with LMFA. The promissory note is noninterest bearing and is due on demand at any time on or after March 31, 2023. The note was paid in full in January 2023.
LMFAO Note Payable
On October 28, 2022, the Company entered into a consolidated amended and restated promissory note with LMFAO Sponsor, LLC, LMAO’s sponsor and the sole holder of founding shares (the “Sponsor”) as the lender, for an aggregate principal amount of $2,785 (the “LMFAO Note”) to amend and restate in its entirety (i) the promissory note, dated July 29, 2022, for $1,035 in aggregate principal amount issued by LMAO to the Sponsor and (ii) the Amended and Restated Promissory Note, dated July 28, 2022, for $1,750 in aggregate principal amount, issued by LMAO to the Sponsor (collectively, the “Original Notes”). The LMFAO Note amended the Original Notes to: (i) extend maturity dates of the Original Notes to October 30, 2023; (ii) permit outstanding amount due under the LMFAO Note to be prepaid without premium or penalty; and (iii) require the Company to use 20.0% of the gross

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cash proceeds received from any future debt and equity financing to pay outstanding balance of LMFAO Note, provided that such repayment is not required for the first $500 of cash proceeds. Subsequent to December 31, 2022, the maturity date was extended to June 15, 2024 (Note 16). As such, the Company has classified the LMFAO Note as long-term in the consolidated balance sheets as of December 31, 2022. The LMFAO Note carries an interest rate of 7% per annum and contains customary representations and warranties and affirmative and negative covenants.
The LMFAO Note is subject to events of default, which may result in the LMFAO Note becoming immediately due and payable, with interest of 15.0% per annum. In addition, on October 28, 2022, the parties entered into a security agreement whereby the Company granted the Sponsor a security interest in substantially all of the assets and property of the Company, subject to certain exceptions, as collateral to secure the Company’s obligations under the LMFAO Note. The balance due was $2,785 as of December 31, 2022. The Company recorded interest expense of $35 for the year ended December 31, 2022.
Maxim Note Payable
Pursuant to an engagement letter between the Company and Maxim dated October 28, 2022, the Company was required to pay Maxim, as its financial advisor, an amount equal to $4,182 in cash as professional fees ($1,973 assumed from LMAO and $2,209 related to professional fees of the Company). Upon the Closing, the parties agreed that such amount would be paid in the form of a promissory note. Accordingly, on October 28, 2022, the Company entered into a promissory note with Maxim as the lender, for an aggregate principal amount of $4,182 (the “Maxim Note”). The Maxim Note had a maturity date of October 30, 2023 and outstanding amounts may be prepaid without premium or penalty. Subsequent to December 31, 2022, the maturity date was extended to June 15, 2024 (Note 16). As such, the Company has classified the Maxim Note as long-term in the consolidated balance sheets as of December 31, 2022. If the Company receives any cash proceeds from a debt or equity financing transaction prior to the maturity date, then the Company is required to prepay the indebtedness equal to 25.0% of the gross amount of the cash proceeds, provided that such repayment obligation shall not apply to the first $500 of the cash proceeds received by the Company. Interest on the Maxim Note is due at 7.0% per annum.
The Maxim Note contains customary representations and warranties, and affirmative and negative covenants. The Maxim Note is subject to events of default, which may result in the Maxim Note becoming immediately due and payable, with interest of 15.0% per annum. The balance of the Maxim Note was $4,167 as of December 31, 2022. The Company recorded interest expense of $51 for the year ended December 31, 2022.
Insurance Financing
In October 2022, the Company entered into a financing agreement with a lender to finance a portion of the annual premium of an insurance policy in the amount of $910. Interest on the financing agreement is due at 7.35% per annum. The balance due was $
910
as of December 31, 2022. The Company made payments of principal and interest of $135 and $101, in January 2023 and February 2023, respectively. Seven additional monthly installments of principal and interest of $101 will be made during the year ended December 31, 2023. The Company recorded interest expense of $7 for the year ended December 31, 2022.